Labor obligations - Expected cash flows (Details) $ in Thousands	Dec. 31, 2021 MXN ($)
Labor obligations
Total	$ 214,047
2022
Labor obligations
Total	1,000
2023
Labor obligations
Total	1,853
2024
Labor obligations
Total	11,408
2025
Labor obligations
Total	1,836
From 2026 and subsequently
Labor obligations
Total	197,950
Defined benefit plan
Labor obligations
Total	164,573
Defined benefit plan | 2023
Labor obligations
Total	559
Defined benefit plan | 2024
Labor obligations
Total	9,794
Defined benefit plan | 2025
Labor obligations
Total	289
Defined benefit plan | From 2026 and subsequently
Labor obligations
Total	153,931
Seniority premium benefits
Labor obligations
Total	49,474
Seniority premium benefits | 2022
Labor obligations
Total	1,000
Seniority premium benefits | 2023
Labor obligations
Total	1,294
Seniority premium benefits | 2024
Labor obligations
Total	1,614
Seniority premium benefits | 2025
Labor obligations
Total	1,547
Seniority premium benefits | From 2026 and subsequently
Labor obligations
Total	$ 44,019